Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest And Finance Costs Net
Interest on long-term debt (Note 7)	$ 2,628	$ 4,184	$ 5,122
Interest on Promissory Note (Note 3)	335	452	395
Amortization of financing costs	247	328	258
Financing fees and charges	75
Total	$ 3,285	$ 4,964	$ 5,775